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                          UMB INVESTMENT SERVICES GROUP
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/299-2000



June 29, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Blue Rock Market Neutral Fund, LLC

Ladies and Gentlemen:

On behalf of the Blue Rock Market Neutral Fund, LLC (the "Fund"), enclosed herewith is the Fund's tender offer statement. Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,



Constance Dye Shannon
Senior Vice President and General Counsel


Encl.